Gains (losses) from operating activities in the statement of income, included according to their nature (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Total	$ (383)	$ 6,404	$ 543
Other income expenses [Member]
Statement [Line Items]
Adjustment relating to previous year application of equity method to investments	(984)	(664)	500
Impairment of interests in joint ventures	631	(8,802)	0
Sales of investments in associates	0	(759)	0
Sales of investments in joint ventures	0	14,507	0
Others	(30)	2,122	43
Total	$ (383)	$ 6,404	$ 543